Share Based Compensation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 11,473	$ 10,085	$ 10,220
Cost of revenues
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	3,793	3,636	2,685
Selling and marketing expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	13	121	131
General and administrative expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 7,667	$ 6,328	$ 7,404